Business combinations, Paragon Transaction, Paragon pro forma information (unaudited) (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Mar. 28, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition, Pro Forma Information [Abstract]
Revenue				$ 192.1	$ 185.5
Net income (loss)				(297.5)	738.0
Loss before income taxes			$ (287.9)	(188.4)	(88.0)
Bargain gain			$ 0.0	$ 38.1	$ 0.0
Paragon Offshore Limited [Member]
Business Acquisition, Pro Forma Information [Abstract]
Revenue contribution		$ 116.3
Loss before income taxes		(42.7)
Bargain gain	$ 38.1	$ 38.1